Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income/(loss)		¥ 724,002	$ 103,996	¥ (65,612)	¥ 34,424
Adjustments to reconcile net income/(loss) to net cash provided by/ (used in) operating activities:
Share-based compensation		20,221	2,905	13,989	20,852
Provision for allowance for doubtful accounts, including related party amounts of RMB15,757, RMB1,528 and RMB(2,273) (US$(326)) for the years ended December 31, 2017, 2018 and 2019, respectively		40,154	5,768	23,999	6,632
Depreciation and amortization expense		77,356	11,111	32,471	35,618
Amortization of the right-of-use assets		34,976	5,024
Impairment of intangible assets		5,600	804
(Income)/loss from equity method investments, net of impairments		3,447	495	(5,352)	(6,296)
Deferred income tax		(2,977)	(428)	286	(6,153)
Gain on disposal of property and equipment		(144)	(21)	(1,318)	(1,279)
Loss on disposal of intangible assets					118
Gain on disposal of convertible loans due from a related party				(10,565)
Changes in fair value of financial assets-contingent returnable consideration	[1]	(62,051)	(8,913)
Gain on disposal of available-for-sale debt investments		(1,001,181)	(143,811)	0	0
Changes in fair value of financial liability		(4,441)	(638)
Foreign currency exchange loss/(gain)		(7,892)	(1,134)	(6,849)	23,560
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable		(79,203)	(11,377)	(29,979)	(44,575)
Prepayments and other current assets		20,641	2,965	(13,636)	5,508
Amounts due from related parties		33,778	4,852	37,539	(22,988)
Other non-current assets		5,902	848	(4,910)	3,503
Accounts payable		(51,113)	(7,342)	(6,102)	5,602
Advances from customers		(2,674)	(384)	(15,701)	37,371
Salary and welfare payable		14,828	2,130	(19,855)	4,142
Taxes payable		18,223	2,618	8,066	16,562
Amounts due to related parties		15,505	2,227	2,578	(4,580)
Accrued expenses and other current liabilities		(104,284)	(14,978)	(17,290)	61,968
Long-term liabilities		(28,978)	(4,162)	1,417	2,991
Net cash provided by/(used in) operating activities		(330,305)	(47,445)	(76,824)	172,980
Cash flows from investing activities:
Purchase of property and equipment and intangible assets		(83,837)	(12,042)	(55,950)	(27,800)
Placement of term deposits and short term investments		(9,175,619)	(1,317,995)	(3,365,720)	(2,754,930)
Maturity of term deposits and short term investments		8,844,241	1,270,396	3,199,558	2,797,282
Payment for the equity investment measured under fair value		(6,500)	(934)	(6,500)
Loans provided to a related party				(10,000)	(74,000)
Loans repaid by a related party				74,000	53,058
Proceeds from disposal of convertible loans due from a related party				111,957
Net proceeds from disposal of available-for-sale debt investments		1,403,046	201,535
Deposits received from proposed buyers of investments in Particle		357,974	51,420
Cash (paid for)/acquired from acquisition of subsidiaries, net		121,089	17,393	(62,057)
Net cash (used in)/provided by investing activities		1,460,394	209,773	(114,712)	(6,390)
Cash flows from financing activities:
Proceeds from exercise of stock options		511	73	3,677	12,368
Proceeds from short-term bank loans				250,492	328,511
Repayment of short-term bank loans		(267,886)	(38,479)	(330,000)	(357,113)
Dividends paid to shareholders		(703,145)	(101,000)
Cash paid for acquisition of noncontrolling interests		(144,100)	(20,699)
Net cash used in financing activities		(1,114,620)	(160,105)	(75,831)	(16,234)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(35,191)	(5,055)	11,477	(8,090)
Net increase/(decrease) in cash, cash equivalents and restricted cash		(19,722)	(2,832)	(255,890)	142,266
Cash, cash equivalents and restricted cash at the beginning of the year		443,672	63,729	699,562	557,296
Cash and cash equivalents at the beginning of the year		174,024	24,997	362,862	202,694
Restricted cash at the beginning of the year		269,648	38,732	336,700	354,602
Cash, cash equivalents and restricted cash at the end of the year		423,950	60,897	443,672	699,562
Cash and cash equivalents at the end of the year		341,016	48,984	174,024	362,862
Restricted cash at the end of the year		82,934	11,913	269,648	336,700
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes		1,083	156	10,649	19,424
Cash paid during the period for interest expenses		¥ 4,026	$ 578	15,221	¥ 22,762
Supplemental disclosure of non-cash investing activities:
Acquisition of a subsidiary included in accrued expenses and other current liabilities				71,100
Acquisition of the investments included in amount due to related parties				¥ 8,500

[1]	(1)Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 24): Net advertising revenues 67,393 41,482 50,700 7,283 Paid services revenues 139,149 87,131 72,454 10,407 Cost of revenues (57,057) (30,167) (26,728) (3,839) Sales and marketing expenses (748) (4,341) (4,157) (597) General and administrative expenses (6,245) (7,918) (7,045) (1,012)